Accounting for the acquisition of Credit Suisse Group	6 Months Ended
Jun. 30, 2023
Disclosure Of Business Combinations [Line items]
Accounting for the acquisition of Credit Suisse Group

Note 2

Accounting for the acquisition of Credit

Suisse Group
Acquisition of the Credit Suisse Group
For information about

the acquisition of

the Credit Suisse

Group refer to

the “Management

report” sections

of this
report,

including the

disclosures in

the

“Acquisition of

Credit

Suisse

Group”

section.

As

set

out

in

Note 1,

the
acquisition

of

the

Credit

Suisse

Group

constitutes

a

business

combination

under

IFRS

3

and

is

required

to

be
accounted for by applying the acquisition method

of accounting.
As part

of the

acquisition method

of accounting,

the assets

and liabilities

of the

Credit Suisse

Group have

been
converted from US GAAP to IFRS. The most material conversion impact arose from the different derivative netting rules, resulting in an increase in Total

assets of USD
70
bn, with no impact on Equity.

Other conversion adjustments
arose from the

removal of the Swiss

pension surplus and the

different methods used to

calculate expected credit
losses.
In addition, the financial assets

and liabilities of the Credit

Suisse Group have been remeasured to

fair value as of
the

acquisition

date,

resulting

in

the

provisional

fair

values

disclosed

on

the

following

page,

with

fair

value
adjustments of USD 2.3
bn recognized on

financial instruments that

are classified at fair

value through profit

or loss
and fair value

adjustments of USD
12.4
bn recognized on

financial instruments at amortized

cost and off-balance
sheet commitments and

guarantees. In particular,

material fair value

adjustments have been

made regarding the
Credit Suisse

Group lending

portfolio, including

mortgages

and corporate

lending, to

bring the

financial

instruments
from amortized cost

to fair

value. The

fair value

adjustments applied to

amortized-cost financial instruments

will
generally accrete to

par over their

expected lives through
Total revenues

in the income

statement if the

instruments
are continued to be held.
Adjustments have also been made to

other asset and liability categories with

new intangible assets of USD
0.9 bn
and

USD
4.5
bn

of

additional

litigation

provisions

and

contingent

liabilities

recognized

as

detailed

below.
Furthermore, Credit Suisse Group goodwill has been derecognized, the fair value of internally generated software has been marked down considering

how other market participants would value

acquired software, and real estate
held and leased has been revalued.
Intangible assets
Included in Intangible assets

is a

fair value

of USD
0.9
bn for

core deposits and

customer relationship intangibles,
which

were

recognized as

part

of

the

acquisition

of the

Credit

Suisse

Group.

These

assets

were

not

previously
recognized in

the financial

statements of

the Credit

Suisse Group.

The core

deposit intangible

asset was

valued
using

the

after-tax

cost

savings

method

under

the

income

approach.

After-tax

cost

savings

were

estimated

by
comparing

the

cost

of

the

existing

deposits

(including

the

cost

of

maintaining

them)

to

the

cost

of

obtaining
alternative funds

from a

mix of

diversified funding

sources available

to market

participants. The

intangible asset
represents the present value of

the after-tax cost savings expected

to be realized over the

remaining useful life of
the deposits. The customer

relationship intangible asset

was valued using the

multi-period excess earnings

method
(an

income-based

valuation

methodology),

by

discounting

estimated

after-tax

excess

earnings

attributable

to
existing

customer

relationships

over

their

remaining

useful

lives.

Both

intangible

asset

valuations

include
assumptions consistent

with how

a market

participant would

estimate fair

values, such

as growth

and attrition

rates
and projected

fee and

interest income,

as well

as related

costs to

service the

relationships

and deposits,

and discount
rates.

Also included in Intangible assets

are mortgage servicing rights (MSRs) of USD
0.4 bn, which represent the right to
perform specified

mortgage servicing

activities on

behalf of third

parties, generating

income through

servicing fees.
The MSRs were valued using a discounted cash

flow model.
Additional provisions and contingent liabilities
Included

in
Provisions

and

contingent

liabilities

is

USD
4.5
bn

for

additional

litigation

provisions

and

contingent
liabilities,

which

includes

USD
1.5
bn

for

litigation

provisions,

in

addition

to

the

existing

USD
1.3
bn

provision
previously recorded by the Credit Suisse Group, and USD 3 bn contingent liabilities for certain potential obligations in respect

of litigation,

regulatory and

similar matters

identified in

the purchase

price allocation.

The timing

and
actual

amount

of

outflows

associated

with

litigation

matters

are

uncertain.

UBS

continues

to

assess

the
development

of

these

obligations

and

the

amount

and

timing

of

potential

outflows.

In

addition,

UBS

has

also
recognized USD 4.5
bn for fair value adjustments

on acquired loan commitments

and guarantees recognized

under
IFRS as a

consequence of

the acquisition,

of which USD
4.3
bn is included

in
Provisions and

contingent liabilities

and
USD 0.2
bn is included as fair value loan commitments

within
Derivative financial instruments

liabilities.
The following table summarizes the determination

of the purchase price consideration.
The

acquisition

of

the

Credit

Suisse

Group

on

12 June

2023

resulted

in

provisional

negative

goodwill

of
USD 28.9
bn. The

negative goodwill

represents

the difference

between the

fair values

for the

identifiable assets
acquired

and liabilities

assumed, except

for amounts

related

to leases

and employee

benefits,

which have

been
determined by

applying the

requirements in

IFRS 16 and

IAS 19, respectively,

and consideration

transferred. The
negative

goodwill

has

been

recognized

as

of

the

acquisition

date

in

the

income

statement

on

a

separate

line,
Negative

goodwill
,

following

the

requirements

in

IFRS 3,
Business

Combinations
.

The

pre-tax

gain

arising

from
negative goodwill on the acquisition of the Credit Suisse

Group did not result in any tax expense.
The provisional

fair value

measurement of

identifiable assets

acquired and

liabilities assumed,

as well

as, among
other

things,

the

IFRS

9

classifications

of

the

acquired

assets

and

liabilities,

may

be

adjusted

following
management’s finalization of its acquisition date fair value estimates,

as allowed by IFRS 3 for

a maximum of one
year from the acquisition date.

The fair values are

considered provisional,

given the short period

of time available
since the acquisition

closed on 12 June

2023 and may

change if new

information about facts and

circumstances
existing on the date of the acquisition is obtained within the measurement period and if material, will be reported
retrospectively.
From the date

of acquisition until 30 June

2023, the Credit Suisse

Group contributed USD
1.2
bn of net

revenues
and an overall

net loss of

USD
1.2
bn to the

net profit of the

UBS Group. For

illustration purposes, the pro

forma
net

revenues

and

net

loss

for

UBS

Group

if

the

business

combination

had

taken

place

on

1 January

2023

are
estimated as USD 24.0 bn and USD 0.9
bn, respectively, in

the first half

of 2023. This

pro forma information

is based
on the actual

six-month result of the

consolidated UBS Group, as

reported (including one month of

Credit Suisse
results),

plus the Credit Suisse US

GAAP result for the first

five months of 2023, adjusted for

the estimated effect
of conversion to

IFRS and

reflection of effects

from purchase price

allocation adjustments under

IFRS 3,
Business
Combinations
. The

pro forma

net revenues

and net

loss additionally

exclude the

impact from

negative goodwill
recognized from

the acquisition

of the

Credit Suisse

Group of

USD
28.9
bn, and

certain items

recognized by

the
Credit Suisse Group in

2023 prior to the acquisition

date, including a gain from

the write-down of additional

tier 1
capital notes of

USD
16.4
bn, a goodwill

impairment charge, mostly

related to Wealth

Management (Credit

Suisse),
of USD 1.4
bn and a gain from the reversal

of contingent compensation award accrual of USD
0.4 bn. These items
are considered non-recurring

and therefore not representative

of the normal course

of business. The pro forma

net
revenues and net

loss do

not purport to

represent what UBS’s

actual results of

operations would have

been had
the transaction occurred

on the date

indicated, nor are

they necessarily indicative of

future results of

operations.
The pro forma net

revenues and net loss

also do not consider

any potential impacts of current

market conditions
on

revenues,

assets

or

liabilities.

Nor

do

they

reflect

expense

efficiencies,

asset

dispositions

or

business
reorganizations that

are

or

may

be

contemplated, or

any

cost

or

revenue

synergies, including

further

potential
restructuring actions, associated with combining

UBS and Credit Suisse.

Segment reporting
An overview

of how

UBS’s businesses

are organized

globally into

business divisions

and Group

Functions is

provided
in “Note

2a Segment reporting”

in the

“Consolidated financial statements” section

of the

Annual Report 2022.
Credit

Suisse’s business

is organized

globally into

five reporting

segments (Wealth

Management (Credit

Suisse),
Swiss Bank (Credit Suisse), Asset Management (Credit Suisse), the Investment Bank (Credit Suisse)

and the Capital
Release Unit

(Credit Suisse))

and Corporate

Center (Credit

Suisse). The

Group continues

to assess

to which

segments
certain

products,

portfolios

and

services

associated

with

the

acquisition

of

the

Credit

Suisse

Group

should

be
allocated. Consequently, classifications

and segment

allocations may

change in

the future,

during the

measurement
period as defined in IFRS 3.
Pre-existing relationships

As of 12 June 2023, UBS had the following pre-existing

relationships with the Credit Suisse Group.
Such balances are eliminated in the consolidated

financial statements.
Retention awards of

approximately USD
0.5
bn were offered

to selected employees

of the Credit Suisse

Group prior
to

the

acquisition

date

to

support

the

completion of

the

transaction

and

the

early

phase

of

integration. These
awards were contingent on

the completion of the acquisition

and are delivered
50 % in cash (in general vesting 60
days from the completion of the

acquisition) and
50
% in shares (in general

vesting on the first anniversary of

the
completion of

the acquisition).

Vesting

periods are

longer for

certain

regulated employees.

Expenses associated
with

these

awards

are

recognized

between

the

date

of

acquisition

and

the

applicable

vesting

dates

and

were
USD 84 m in the second quarter of 2023.

Measure
The Credit Suisse Group ordinary shares outstanding, 12 June 2023 Number of shares (m) 3,949
Exchange ratio (1 to 22.48) Ratio 0.04
UBS ordinary shares Number of shares (m) 176
UBS ordinary share price CHF 18.35
Purchase price consideration, before consideration of share-based compensation awards
CHF m 3,223
Purchase price consideration, before consideration of share-based compensation awards using exchange rate of 1.10
1
USD m 3,547
Impact of share-based compensation awards
2
USD m 162
Purchase price consideration, after consideration of share-based compensation awards USD m 3,710
Settlement of pre-existing relationships USD m 135
Provisional purchase price consideration, after consideration of pre-existing relationships USD m 3,845
Net cash and cash equivalents acquired with the Credit Suisse

Group (included in cash flows from investing activities)
USD m 108,510
of which: cash and balances at central banks USD m 93,012
of which: amounts due from banks USD m 12,601
of which: money market paper USD m 2,897
1 The purchase

price consideration is

reflected as a

reduction to treasury

shares of the

Group at their

weighted average cost,

with the difference

between the fair

value of UBS

shares on the

closing date and the
weighted average cost

of treasury shares

in the UBS

Group balance sheet

on closing date

taken as

an adjustment to

share premium. As

of 12 June

2023, this resulted

in a total

purchase price of

approximately
USD 3.7
bn, based on the UBS

Group AG share price on 12

June 2023.

2 Represents the value of

share-based compensation awards outstanding to Credit

Suisse employees attributable to the service

period completed
on the date of acquisition.

USD m Acquisition date value
Purchase price consideration, after consideration of share-based compensation awards 3,710
The Credit Suisse Group net assets at fair value
Assets
Cash and balances at central banks 93,012
Amounts due from banks 13,590
Receivables from securities financing transactions 26,194
Cash collateral receivables on derivative instruments 20,878
Loans and advances to customers 261,839
Other financial assets measured at amortized cost 13,440
Total financial assets measured at amortized cost
1
428,954
Financial assets at fair value held for trading 35,046
Derivative financial instruments 62,162
Brokerage receivables 366
Financial assets at fair value not held for trading 61,305
Total financial assets measured at fair value through profit or loss 158,879
Financial assets measured at fair value through other comprehensive income 1 0
Investments in associates 1,657
Property, equipment and software 6,055
Intangible assets 1,287
Deferred tax assets 942
Other non-financial assets 6,892
Total assets 604,667
Liabilities
Amounts due to banks 107,617
Payables from securities financing transactions 11,911
Cash collateral payables on derivative instruments 10,939
Customer deposits 183,119
Debt issued measured at amortized cost 110,491
Other financial liabilities measured at amortized cost 7,992
Total financial liabilities measured at amortized cost 432,070
Financial liabilities at fair value held for trading 5,711
Derivative financial instruments 66,091
Brokerage payables designated at fair value 316
Debt issued designated at fair value 44,909
Other financial liabilities designated at fair value 7,574
Total financial liabilities measured at fair value through profit or loss 124,601
Provisions and contingent liabilities 11,052
Other non-financial liabilities 3,888
Total liabilities 571,611
Non-controlling interests (285)
Fair value of net assets acquired 32,771
Settlement of pre-existing relationships 135
Provisional negative goodwill resulting from the acquisition 28,925
1 Refer to Note 8 for information about credit quality of financial assets, including purchased credit-impaired

(PCI) positions.

USD m
Cash collateral receivables on derivative instruments 7
Derivative financial instruments 1,476
Debt instruments issued by the Credit Suisse Group and held

by UBS
98
Total assets 1,581
Cash collateral payables on derivative instruments 572
Derivative financial instruments 813
Total liabilities 1,385
Treasury shares (61)
Total equity (61)
Total net pre-existing relationships 135